Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
COLUMBIA BANK 401(k) AND PROFIT SHARING PLAN
EIN: 91-1422237
PLAN NO. 001
SCHEDULE H, PART IV, LINE 4(i) – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
				(in thousands)
	Vanguard Target 2040	Collective trust	**	$64,582
	Vanguard Target 2045	Collective trust	**	62,899
	Vanguard Target 2030	Collective trust	**	62,053
	Vanguard Target 2035	Collective trust	**	54,889
	Vanguard Target 2050	Collective trust	**	43,415
	Vanguard Target 2025	Collective trust	**	42,978
	Vanguard Target 2055	Collective trust	**	31,753
	Putnam Stable Value Fund 15	Collective trust	**	29,419
	Vanguard Target 2020	Collective trust	**	19,158
	Vanguard Target Inc	Collective trust	**	9,031
	Vanguard Target 2060	Collective trust	**	8,335
	Cohen & Steers U.S. Realty Fund Class RS	Collective trust	**	5,284
	Vanguard Target 2065	Collective trust	**	4,469
	Vanguard Target 2070	Collective trust	**	831
	Total collective trusts			439,096

*	Fidelity 500 Index Fund	Registered investment company	**	95,122
*	Fidelity Blue Chip Growth Fund Class K6	Registered investment company	**	64,208
	Vanguard Value Index Fund Institutional Shares	Registered investment company	**	31,508
	Vanguard Mid-Cap Value Index Fund Admiral Shares	Registered investment company	**	30,181
	T. Rowe Price Diversified Mid-Cap Growth Fund I Class	Registered investment company	**	29,011
*	Fidelity Small Cap Index Fund	Registered investment company	**	26,225
*	Fidelity Total International Index Fund	Registered investment company	**	17,826
	Dodge & Cox Income Fund Class X	Registered investment company	**	15,567
	T. Rowe Price Capital Appreciation Fund I Class	Registered investment company	**	13,635
	Dodge & Cox International Stock Fund Class X	Registered investment company	**	13,006
*	Fidelity Mid Cap Index Fund	Registered investment company	**	12,951
*	Fidelity U.S. Bond Index Fund	Registered investment company	**	7,456
	BlackRock High Yield Bond Portfolio Class K	Registered investment company	**	7,265
	Vanguard International Growth Fund Admiral Shares	Registered investment company	**	6,312
*	Fidelity Inflation-Protected Bond Index Fund	Registered investment company	**	5,810
	John Hancock Small Cap Core Fund Class R6	Registered investment company	**	3,583
	Total registered investment companies			379,666

	Vanguard Federal Money Market Fund Investor Shares	Money market fund	**	176

*	Columbia Banking System, Inc.	Common stock	**	15,070
	BrokerageLink accounts	Various investments, including registered investment companies, common stocks, money market funds and cash	**	2,645
*	Participant loans	3.25% – 9.50%, various maturities through 2047	$—	12,219

				$848,872
* Indicates party-in-interest
** Information is not required as investments are participant directed.
See accompanying Report of Independent Registered Public Accounting Firm.